Warranty liability: (Tables)	9 Months Ended
Dec. 31, 2011
Warranty liability:
Schedule of warranty liability

	December 31, 2011	March 31, 2011	March 31, 2010
Balance, beginning of period	$18,035	$20,950	$19,496
Warranty claims	(9,514)	(14,143)	(14,164)
Warranty accruals	15,768	14,034	17,718
Change in warranty estimates	(10)	(2,735)	(2,059)
Impact of foreign exchange	(48)	(71)	(41)

Balance, end of period	$24,231	$18,035	$20,950
Current portion	(12,978)	(12,151)	(11,894)

Long-term portion	11,253	5,884	9,056